Leases - Future lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 906
2024	2,030
2025	2,450
2026	2,471
2027	2,436
2028	2,486
Thereafter	9,817
Total remaining lease payments	22,596	$ 8,100
Less: Imputed interest	7,104
Present value of lease liabilities	15,492
2022			$ 3,437
2023			905
2024			2,038
2025			2,458
2026			2,477
Thereafter			14,736
Total remaining lease payments	$ 600		$ 26,051